Other Liabilities And Provisions (Schedule Of Expected Future Payments And Sublease Recoveries) (Details) (Bow Office Building [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Bow Office Building [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, year one	$ 87
Expected future payments, year two	87
Expected future payments, year three	88
Expected future payments, year four	89
Expected future payments, year five	90
Expected future payments, Thereafter	1,893
Expected future payments, Total	2,334
Sublease recoveries, year one	(43)
Sublease recoveries, year two	(43)
Sublease recoveries, year three	(44)
Sublease recoveries, year four	(44)
Sublease recoveries, year five	(44)
Sublease recoveries, Thereafter	(939)
Sublease recoveries, Total	$ (1,157)